Consolidated Statements of Stockholders' Deficit - USD ($)	Preferred stock	Common stock	Additional paid-in capital	Accumulated deficit	Total
Beginning balance (in shares) at Dec. 31, 2021	0
Balance, beginning of period at Dec. 31, 2021	$ 0	$ 0	$ 6,737,000	$ (136,342,000)	$ (129,605,000)
Balances, beginning of period (in shares) at Dec. 31, 2021		264,978
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options (in shares)		82,879
Exercise of options			94,000		94,000
Exercise of common stock warrants (in shares)		69
Share-based compensation			368,000		368,000
Deemed dividend	$ 0	$ 0	2,829,000	(2,829,000)	0
Net loss				(47,187,000)	(47,187,000)
Ending balance (in shares) at Dec. 31, 2022	0
Balance, end of period at Dec. 31, 2022	$ 0	$ 0	10,028,000	(186,358,000)	(176,330,000)
Balances, end of period (in shares) at Dec. 31, 2022		347,926
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options (in shares)		247,612
Exercise of options			180,000		180,000
Share-based compensation			1,402,000		1,402,000
Deemed dividend			2,981,000	(2,981,000)
Conversion of redeemable convertible preferred stock into common stock in connection with the Business Combination (in shares)		21,500,867
Conversion of redeemable convertible preferred stock into common stock in connection with the Business Combination		$ 2,000	204,234,000		204,236,000
Assumption of warrants to purchase common stock in connection with the Business Combination			(2,568,000)		(2,568,000)
Issuance of common stock upon closing the Business Combination, net of expenses (in shares)		4,316,808
Issuance of common stock upon closing the Business Combination, net of expenses			957,000		957,000
Contingent earnout liability recognized upon closing of the Business Combination			(28,927,000)		(28,927,000)
Assumption of preferred stock in connection with the Business Combination			34,150,000		34,150,000
Assumption of preferred stock in connection with the Business Combination (in shares)	4,015,002
Net loss				(59,038,000)	$ (59,038,000)
Ending balance (in shares) at Dec. 31, 2023	4,015,002				4,015,002
Balance, end of period at Dec. 31, 2023	$ 0	$ 2,000	$ 222,437,000	$ (248,377,000)	$ (25,938,000)
Balances, end of period (in shares) at Dec. 31, 2023		26,413,213			347,926